Filed with the Securities and Exchange Commission on October 25, 2004
                           Securities Act of 1933 Registration File No. 33-48940
                                Investment Company Act of 1940 File No. 811-6722

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                       Post-Effective Amendment No. 24                       [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                              Amendment No. 24                               [X]

                        (check appropriate box or boxes)

                               THE HOMESTATE GROUP

               (Exact Name of Registrant as Specified in Charter)

                1703 Oregon Pike, Suite 101, Lancaster, PA 17605
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (717) 396-1116

                          Daniel W. Moyer IV, President
                           1703 Oregon Pike, Suite 101
                               Lancaster, PA 17604
          ------------------------------------------------------------
                     (Name and Address of Agent for Service)

                        with a copy of communications to:

                             Gregory J. Nowak, Esq.
                              Pepper Hamilton, LLP
                   3000 Two Logan Square, 18th & Arch Streets
                             Philadelphia, PA 19103
                                 (215) 981-4000

It is proposed that this filing will become effective (check the appropriate box)

[_]   immediately upon filing pursuant to paragraph (b)
[x]   on October 28, 2004 pursuant to paragraph (b)
[_]   60 days after filing pursuant to paragraph (a)(1)
[_]   on (date) pursuant to paragraph (a)
[_]   75 days after filing pursuant to paragraph (a)(2)
[_]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[x] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               EXPLANATORY COMMENT

This Post-Effective Amendment No. 24 to the Registration Statement of the HomeState Group (the "Trust") incorporates by reference Parts A, B and C contained in Post-Effective Amendment No. 23 to the Registration Statement of the Trust filed with the Securities and Exchange Commission on August 27, 2004.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 24 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Lancaster, and Commonwealth of Pennsylvania on the 25th day of October 2004.

                                              THE HOMESTATE GROUP

                                       By:    /s/ Kenneth G. Mertz II
                                              ----------------------------------
                                              Kenneth G. Mertz II
                                              Vice President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ J. Barton Harrison*         Trustee                        October 25, 2004
------------------------
*J. Barton Harrison

                                Trustee, Vice President and    October 25, 2004
/s/  Kenneth G. Mertz II        Chief Investment Officer
-------------------------
Kenneth G. Mertz II

/s/ Richard F. Masterson*       Trustee                        October 25, 2004
------------------------
Richard F. Masterson

/s/ Scott C. Penwell*           Trustee                        October 25, 2004
------------------------
Scott C. Penwell

/s/ Dr. H.J. Zoffer*            Trustee                        October 25, 2004
------------------------
Dr. H.J. Zoffer



* By    /s/ Kenneth G. Mertz II
        -----------------------------------------
        Kenneth G. Mertz II
        Attorney-in-Fact